Subsequent Events (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Subsequent Events [Line Items]
Bank borrowing total	$ 2,573,966	¥ 18.0
Bank loan repayment	$ 5,426,779	¥ 38.0
Minimum [Member]
Subsequent Events [Line Items]
Borrowings interest rate	2.20%	2.20%
Maximum [Member]
Subsequent Events [Line Items]
Borrowings interest rate	2.25%	2.25%